Dec. 23, 2024
NEOS ENHANCED INCOME CREDIT SELECT ETF
RISK/RETURN SUMMARY: NEOS ENHANCED INCOME CREDIT SELECT ETF
INVESTMENT OBJECTIVE
The investment objective of the NEOS Enhanced Income Credit Select ETF (the “Fund”) is to seek total return from income and capital appreciation while providing a tax efficient monthly income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the example below.

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	NEOS ENHANCED INCOME CREDIT SELECT ETF NEOS ENHANCED INCOME CREDIT SELECT ETF
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	none
Acquired Fund Fees and Expenses	0.08%
Total Annual Fund Operating Expenses	0.73%	[1]
Management Fee Waivers and Expense Reimbursements	(0.05%)	[2]
Total Annual Fund Operating Expenses (After Management Fee Waivers and/or Expense Reimbursements)	0.68%
[1]	“Total Annual Fund Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.” Total Annual Fund Operating Expenses are estimated for the current year.
[2]	The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that the aggregate acquired fund fees and expenses (“AFFE”) and total annual Fund operating expenses, excluding (i) interest expenses and dividends on short sales, and any fees and expenses incurred in connection with credit facilities including any commitment fees on borrowings, if any, obtained by the Fund; (ii) transaction costs and other expenses incurred in connection with the acquisition, financing, maintenance, and disposition of the Fund’s investments and prospective investments, including without limitation bank and custody fees, brokerage commissions, legal, data, consulting and due diligence costs, servicing and property management costs, collateral valuations, liquidation and custody costs; (iii) acquired fund fees and expenses; (iv) taxes; and (v) extraordinary expenses including but not limited to litigation costs, do not exceed 0.68% through December 20, 2025. This expense cap may not be terminated prior to this date except by the Acquiring Fund’s Board. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Example

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years
NEOS ENHANCED INCOME CREDIT SELECT ETF | NEOS ENHANCED INCOME CREDIT SELECT ETF | USD ($)	69	228	401

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year of the Predecessor Fund (as defined below) of the Fund, when it operated as a mutual fund, the Fund’s portfolio turnover rate was 293% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively-managed ETF that seeks to achieve its investment objective by (i) investing 80% or more of its net assets in bonds or ETFs that invest 80% or more of their assets in bonds (“Underlying Investments”) and (ii) selling and purchasing S&P 500® Index put options (“SPX put options”) to generate income to the Fund beyond what is received from the Underlying Investments. For purposes of the 80% policy, the Fund may gain exposure to the Underlying Investments through derivatives such as forwards, options, and futures, and the value of such forwards, options and futures contracts shall be determined on a daily mark-to-market basis.

To achieve its investment objective, the Fund will generally invest in a combination of (i) U.S. high-yield debt securities (commonly known as “junk” bonds, and referred to herein as “High-Yield Securities”) and (ii) U.S. investment grade debt securities and U.S. Treasury debt obligations (collectively, “Investment Grade Securities”). Debt securities are also known as fixed-income securities. The Fund defines High-Yield Securities as those rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”) and defines Investment Grade Securities as those rated Baa or better by Moody’s or BBB or better by S&P or Fitch or, if securities are unrated, as determined by NEOS Investment Management LLC (the “Adviser”) to be of similar credit quality.

The Fund is a “fund of funds.” The term “fund of funds” is typically used to describe ETFs, such as the Fund, whose primary investment strategy involves investing in other investment companies, such as exchange traded funds (“ETFs”).

Although the Fund may invest directly in debt securities, it will primarily invest in such securities indirectly through ETFs that invest primarily in debt securities.

The Adviser allocates assets between High-Yield Securities and Investment Grade Securities using a proprietary quantitative model developed with the assistance of a third-party research provider. This strategy employs a combination of short-, intermediate- and long-term trend-following techniques to identify periods of favorable or unfavorable market conditions for High-Yield Securities. In allocating portfolio investments between High-Yield Securities and Investment Grade Securities, the Adviser may consider multiple factors, including those related to credit, duration, Federal Reserve policy and the Adviser’s expectations for the future course of interest rates and the then-prevailing price and yield levels in the debt market. Duration is a measure of price sensitivity relative to interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years would vary by two percent. The Adviser selects securities for their potential for interest income, capital appreciation, or both. The Fund invests without restriction as to issuer credit quality, capitalization or security maturity.

The Fund’s SPX put option strategy seeks to generate monthly income for the Fund in addition to the yield it receives from the income and capital gains generated by the Underlying Investments. The options strategy utilizes a “put spread” consisting of the sale of SPX put options (“Short Puts”) with a notional value up to 100% of the Fund’s net assets and the purchase of SPX put options (“Long Puts”). The Adviser may actively manage the written and purchased SPX put options prior to expiration to potentially capture gains and minimize losses due to the movement of the S&P 500® Index. The SPX options strategy is intended to generate high monthly income in a tax efficient manner. The Fund seeks tax efficient returns by utilizing index options that receive favorable tax treatment under Internal Revenue Code rules because they qualify as “Section 1256 Contracts.” Under these rules, each section 1256 contract held by the Fund at year end is treated as if it were sold at fair market value on the last business day of the tax year. If the Section 1256 contracts produce capital gain or loss, gains or losses on the Section 1256 contracts open at the end of the year, or terminated during the year, are treated as 60% long term and 40% short term, regardless of how long the contracts were held. In addition, the Fund may seek to take advantage of tax loss harvesting opportunities by taking investment losses from certain equity and/or options positions to offset realized taxable gains of equities and/or options. Opportunistically, the Fund may seek to take advantage of tax loss harvesting opportunities on the SPX put options.

The Fund focuses primarily on SPX put options which offer both European settlement (i.e., options can only be exercised at their expiration date) and cash settlement (i.e., options carry an obligation by their seller to pay the difference between their strike price and their settlement value instead of allowing the seller to take delivery of securities).

The Fund’s SPX put options strategy is designed to seek to generate a positive return in rising and flat fixed-income markets and may generate a positive return in fixed-income markets that are modestly declining, assuming the net premium collected from the options sold and purchased exceeds the net cost to close the positions.

The Fund may invest from time-to-time in short-term investments including money market funds.

Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested directly or indirectly in U.S. bonds. The Fund shareholders will be provided with at least 60 days’ prior notice of any change to the foregoing policy.

The Fund’s investment allocations may change frequently and as a result, the Fund expects to engage in frequent portfolio transactions that will likely result in higher portfolio turnover than other ETFs. Portfolio turnover is a ratio that indicates how often the securities in an ETF’s portfolio change during the year. A higher portfolio turnover rate indicates a greater number of changes. Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

PRINCIPAL RISKS
PERFORMANCE SUMMARY

The Fund acquired all of the assets and liabilities of the WSTCM Credit Select Risk-Managed Fund, a series of the WST Investment Trust (the “Predecessor Fund”), in tax-free reorganization on September 27, 2024. The Fund adopted the financial statements of the Predecessor Fund, the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Predecessor Fund. Note that the Fund is managed by a new investment adviser using substantially the same investment strategy as employed for the Predecessor Fund with the addition of a put option strategy designed to generate additional income. In addition, the Fund is an exchange-traded fund, while the Predecessor Fund was a mutual fund prior to its reorganization. The Predecessor Fund’s investment objective was modified to additionally seek tax efficient monthly income.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and since inception compare with those of a broad-based securities market index and a supplemental index. The bar chart and table show the performance of the Predecessor Fund’s Institutional Shares. How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.neosetfs.com.

Calendar Year Returns

The Fund’s calendar year-to-date return as of November 30, 2024 was 5.92%

Quarterly Returns During the Time Period Shown in the Bar Chart

Highest: 5.07% (quarter ended December 31, 2023)

Lowest: -1.59% (quarter ended March 31, 2022)

Average Annual Total Returns for Periods Ended December 31, 2023
Average Annual Total Returns - NEOS ENHANCED INCOME CREDIT SELECT ETF	1 Year	5 Years	Since Inception	Inception Date
NEOS ENHANCED INCOME CREDIT SELECT ETF	5.98%	4.46%	3.81%	Sep. 30, 2014
NEOS ENHANCED INCOME CREDIT SELECT ETF | After Taxes on Distributions	3.84%	3.11%	2.40%	Sep. 30, 2014
NEOS ENHANCED INCOME CREDIT SELECT ETF | After Taxes on Distributions and Sales	3.50%	2.86%	2.31%	Sep. 30, 2014
Bloomberg U.S. Corporate High Yield Bond Index	13.45%	5.37%	4.59%	Sep. 30, 2014
Bloomberg U.S. Aggregate Bond Index	5.53%	1.10%	1.51%	Sep. 30, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

NEOS ENHANCED INCOME CREDIT SELECT ETF | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
NEOS ENHANCED INCOME CREDIT SELECT ETF | Market Risk [Member]

Market Risk: Market risk is the risk that the value of the securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general bond market conditions. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on financial markets worldwide. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and, therefore, adversely affect the Fund, and you could lose money over short- or long-term periods.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Investment Model Risk [Member]

Investment Model Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests, the selection of which are determined primarily by the Model. The ability of the Fund to meet its investment objective is directly related to the ability of the Model to accurately measure market risk or volatility and appropriately react to current and developing market trends. There can be no assurance that the use of the Model will enable the Fund to achieve positive returns or outperform the market. If the Model and Adviser fail to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Exchange Traded Funds ("ETFs") Risk [Member]

Exchange Traded Funds (“ETFs”) Risk: An investment in an ETF is subject to the risk that the general level of security prices, or that the prices of securities within a particular sector, may increase or decline, thereby affecting the value of the shares of an ETF. In addition, ETFs are subject to the following risks: (1) the market price of the ETF’s shares may trade at a discount to its net asset value (“NAV”) due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the ETF’s underlying basket of securities, accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF); (2) an active trading market for an ETF’s shares may not develop or be maintained; (3) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; (4) ETF shares may be delisted from the exchange on which they trade; (5) activation of “circuit breakers” by the exchange (which are tied to large decreases in stock prices) may halt trading of the ETF temporarily; and (6) purchases and redemptions of creation units primarily with cash rather than through in-kind delivery of portfolio securities may cause the Fund to incur certain costs, including brokerage costs or taxable gains or losses that it might not have incurred if it made a redemption in-kind, and therefore decrease the Fund's NAV to the extent not offset by a transaction fee payable by an AP.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Risks Related to "Fund of Funds" Structure [Member]

Risks Related to “Fund of Funds” Structure: Investments in ETFs subject the Fund to paying its proportionate share of fees and expenses from those investments. In addition, under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund is subject to restrictions that may limit the amount of any particular ETF that the Fund may own.

Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of the Fund’s distributions and therefore may increase the amount of your tax liability.

ETFs that the Fund may invest in are subject to the risks of the underlying securities or sectors the ETF is designed to track. ETFs may be actively managed or indexed-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index-based ETF’s objective is to track the performance of a specific index. Index- based ETFs generally invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount) included in the applicable index. Since passively managed ETFs are designed to track an index, securities may be purchased, retained and sold when an actively managed ETF would not do so. As a result, passively managed ETFs can expect greater risk of loss (and a corresponding prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Income Risk [Member]

Income Risk: A primary source of income for the Fund will be derived from the receipt, directly or indirectly, of interest payments from debt securities. An economic downturn or an increase in interest rates may have a negative or adverse effect on an issuer’s ability to timely make payments of principal and interest. If the issuer fails to make timely interest and/or principal payments, then the Fund’s current income will be adversely affected and reduced.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Interest Rate Risk [Member]

Interest Rate Risk: The value of the Fund’s debt securities will generally vary inversely with the direction of the prevailing interest rates. A rise in interest rates will normally cause the value of debt securities to decrease. Consequently, changes in interest rates may have a significant effect on the Fund, especially if the Fund is holding a significant portion of its assets in debt securities that are particularly sensitive to interest rate fluctuations, such as debt securities with long-term maturities, zero coupon bonds, and debentures. A rise or potential rise in interest rates may cause the Fund to lose value and increase redemptions, which could require the Adviser to liquidate portfolio securities at disadvantageous prices and times, resulting in losses to the Fund.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Credit Risk [Member]

Credit Risk: Credit risk is the risk that the issuer of a debt security (including corporate, government and mortgage- backed securities) will be unable or unwilling to make timely principal and/or interest payments, or otherwise will be unable or unwilling to honor its financial obligations. If the issuer fails to pay interest, the Fund’s income will be reduced. If the issuer fails to repay principal, the value of that debt security and of the Fund’s shares may be reduced. To the extent the Fund invests in lower rated debt securities (such as High Yield Securities), the Fund will be subject to a higher level of credit risk than a fund that invests only in the highest rated debt securities.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Corporate Debt Securities Risk [Member]

Corporate Debt Securities Risk: The Fund’s debt securities investments may directly or indirectly include corporate debt securities. Corporate debt obligations purchased by the Fund may be any credit quality, maturity or yield. Accordingly, the Fund’s debt securities may include “investment grade” securities (those rated at least Baa by Moody’s, BBB by S&P or Fitch or, if not rated, of equivalent quality in the Adviser’s opinion). In addition, the Fund’s debt securities may include lower-rated debt securities including, without limitation, high-yield and/or junk bonds rated below Baa by Moody’s or BBB by S&P’s or Fitch (see “Junk Bonds or Lower-Rated Securities Risk” below). The Fund’s fixed-income securities investments are subject to risks of non-payment of interest and principal, the risk that bond demand in the marketplace will decrease periodically, and the risk that ratings of the various credit services (and the Adviser’s independent assessments of the securities’ creditworthiness) are or may become inaccurate.

NEOS ENHANCED INCOME CREDIT SELECT ETF | U.S. Government Securities Risk [Member]

U.S. Government Securities Risk: Securities issued by the U.S. government, or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed-income securities generally.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Active Management Risk [Member]

Active Management Risk: The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Cash Transaction Risk [Member]

Cash Transaction Risk: Unlike most exchange-traded funds (“ETFs”), the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Junk Bonds or Lower-Rated Securities Risk [Member]

Junk Bonds or Lower-Rated Securities Risk: Debt securities rated below Baa by Moody’s or BBB by S&P or Fitch are generally considered speculative in nature and are generally subject to greater risks with respect to the non-payment of interest and principal and greater market fluctuations than higher-rated debt securities. Lower-rated debt securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength. These debt securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated debt securities, and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund’s net asset value. These risks can reduce the value of the Fund’s shares and the income it earns.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Liquidity Risk [Member]

Liquidity Risk: Liquidity risk is the risk that the Fund may not be able to sell a particular investment at an advantageous time or price or at all. For example, if a debt security is downgraded or drops in price, the market demand for such security may be limited, making the security difficult to sell. Additionally, the market for certain securities may become illiquid under adverse market or economic conditions. Investments in debt securities, including below investment grade securities, tend to involve greater liquidity risk.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Maturity Risk [Member]

Maturity Risk: Maturity risk is another factor that can affect the value of the Fund’s debt security holdings. In general, but not in all cases, the longer the maturity of a debt security, the higher its yield and the greater its price sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability. The Fund will be subject to greater maturity risk to the extent it is invested in debt securities with longer maturities.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Money Market Funds Risk [Member]

Money Market Funds Risk: Money market funds are subject to management fees and other expenses, and the Fund’s investments in money market funds will cause it to bear proportionately the costs incurred by the money market funds’ operations while simultaneously paying its own management fees and expenses.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Options Risk [Member]

Options Risk. There are risks associated with the sale and purchase of put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the buyer of a put option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Prepayment Risk [Member]

Prepayment Risk: Issuers of debt securities in which the Fund may invest may be able to prepay principal due on these securities. Declining interest rates may encourage issuers to pay off their debt obligations sooner than expected. This can reduce the effective maturity of the debt security and lower returns to the Fund, especially if the Fund reinvests its assets at a lower prevailing interest rate.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Regional and Sector Risk [Member]

Regional and Sector Risk: Regional and sector risk is the risk that if the Fund invests heavily in securities within the same state, region, currency, industry or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so focused. To the extent the Fund invests heavily in securities in any such area that experiences an adverse development, the value of the Fund’s portfolio may be negatively affected.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Risks Related to Frequent Trading and Portfolio Turnover [Member]

Risks Related to Frequent Trading and Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when portfolio investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates. Under normal circumstances, the anticipated annual portfolio turnover rate for the Fund is expected to be significantly greater than 100%.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Shares May Trade at Prices Other Than NAV Risk [Member]

Shares May Trade at Prices Other Than NAV Risk:  As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

NEOS ENHANCED INCOME CREDIT SELECT ETF | Underlying Investment Company Risk [Member]

Underlying Investment Company Risk: The Fund may invest in the securities of other investment companies including ETFs. If the Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.